Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
Intangible assets consist of the following:

	As of
	December 31, 2020	December 31, 2021
Cost:
Acquired user data	—	127,133
Acquired right to operate an online audio/video content platform including deferred tax liabilities impact	96,130	96,130
Computer software	12,176	12,290
Developed technology	—	9,000

Total cost	108,306	244,553
Less: Accumulated amortization	(25,183)	(79,283)

Intangible assets, net	83,123	165,270

Summary of Amortization Expense
Amortization expense for intangible assets for the years ended December 31, 2019, 2020 and 2021 is as follows:

	Year ended December 31,
	2019	2020	2021
Cost of revenues	9,613	9,613	9,613
Research and development expenses	—	—	825
Sales and marketing expenses	—	—	38,846
General and administrative expenses	942	3,413	4,815

Total	10,555	13,026	54,099

Summary of Future intangible asset amortization
Future intangible asset amortization as of December 31, 2021 is as follows:

Year ended December 31,	Amortization Expense
2022	56,712
2023	54,682
2024	14,969
2025	11,437
2026	9,787
Thereafter	17,683

Total	165,270